Consolidated Statements of Shareholder's Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional paid in capital / Share premium [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/Loss [Member]	Shareholders' equity in the Company [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 1,933,003	$ 1,252	$ 2,188,706	$ (265,834)	$ (2,419)	$ 1,921,705	$ 11,298
Net (loss) / income	(60,529)			(60,647)		(60,647)	118
Gain (Loss) on foreign currency translation, net of tax of $0	(8,498)				(8,498)	(8,498)
Contributions from non-controlling interest holders (see Note 17)	26,000						26,000
Capital injection in Legacy Paysafe (See Note 17)	10,694	2	10,692			10,694
Shared based compensation	67,718		67,718			67,718
Share issuance, net of transaction expenses (See Note 2)	1,848,278	200	1,848,078			1,848,278
Capital reorganization (See Note 2)	(2,448,800)	(921)	(2,447,879)			(2,448,800)
Merger recapitalization (See Note 2)	1,358,672	190	1,258,401			1,258,591	100,081
Ending balance at Mar. 31, 2021	2,726,538	723	2,925,716	(326,481)	(10,917)	2,589,041	137,497
Beginning balance at Dec. 31, 2020	1,933,003	1,252	2,188,706	(265,834)	(2,419)	1,921,705	11,298
Net (loss) / income	(53,744)
Ending balance at Jun. 30, 2021	2,750,525	723	2,929,962	(319,884)	2,039	2,612,840	137,685
Beginning balance at Mar. 31, 2021	2,726,538	723	2,925,716	(326,481)	(10,917)	2,589,041	137,497
Net (loss) / income	6,785			6,597		6,597	188
Gain (Loss) on foreign currency translation, net of tax of $0	12,956				12,956	12,956
Shared based compensation	4,246		4,246			4,246
Ending balance at Jun. 30, 2021	2,750,525	723	2,929,962	(319,884)	2,039	2,612,840	137,685
Beginning balance at Dec. 31, 2021	$ 2,707,769	723	2,949,654	(376,788)	(3,825)	2,569,764	138,005
Beginning balance, shares at Dec. 31, 2021	723,715,147
Net (loss) / income	$ (1,170,812)			(1,171,183)		(1,171,183)	371
Gain (Loss) on foreign currency translation, net of tax of $0	14,396				14,396	14,396
Shared based compensation	11,593		11,593			11,593
Restricted stock units issued		1	(1)
Capital contribution			38,295			38,295	(38,295)
Shares issued upon warrants exercised	3	1	2			3
Ending balance at Mar. 31, 2022	1,562,949	725	2,999,543	(1,547,971)	10,571	1,462,868	100,081
Beginning balance at Dec. 31, 2021	$ 2,707,769	723	2,949,654	(376,788)	(3,825)	2,569,764	138,005
Beginning balance, shares at Dec. 31, 2021	723,715,147
Net (loss) / income	$ (1,829,551)
Shares issued upon warrants exercised, shares	0
Ending balance at Jun. 30, 2022	$ 879,092	727	3,010,947	(2,206,710)	(25,953)	779,011	100,081
Ending balance, shares at Jun. 30, 2022	727,181,035
Beginning balance at Mar. 31, 2022	$ 1,562,949	725	2,999,543	(1,547,971)	10,571	1,462,868	100,081
Net (loss) / income	(658,739)			(658,739)		(658,739)
Gain (Loss) on foreign currency translation, net of tax of $0	(36,524)				(36,524)	(36,524)
Shared based compensation	11,406		11,406			11,406
Restricted stock units issued		2	(2)
Ending balance at Jun. 30, 2022	$ 879,092	$ 727	$ 3,010,947	$ (2,206,710)	$ (25,953)	$ 779,011	$ 100,081
Ending balance, shares at Jun. 30, 2022	727,181,035